Business Combination - Schedule of Preliminary Allocation of the Acquisition-Date Fair Value (Details) - Wecan [Member] $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Business Combination [Line Items]
Restricted cash	$ 6,527
Technology	4,062
Trademarks	1,248
Cash and cash equivalents	455
Prepaid expenses and other current assets	286
Crypto assets	71
Accounts receivable	66
Total assets acquired, excluding goodwill	12,715
Deferred income tax liability	770
Other current liabilities	398
Deferred revenue	309
Employee benefit obligation	295
Accounts payable	5
Total liabilities assumed	1,777
Net identifiable assets acquired	10,938
Goodwill	6,209
Aggregate acquisition-date fair value, including NCI	$ 17,147